COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2014 USD ($)
Commitments And Contingencies [Line Items]
Percentage Of Net Consolidated Consulting Services Revenue	0.35%	0.35%
Royalty Expense	$ 273		$ 271
Contingent Liability Royalties	$ 7,362
Loss Contingency, Damages Sought, Value | €		€ 21.5
Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Total Net Consolidated License and Maintenance Revenue	3.50%	3.50%
Percentage Of Royalties To Be Paid Against Grants Received	150.00%	150.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Total Net Consolidated License and Maintenance Revenue	3.00%	3.00%
Percentage Of Royalties To Be Paid Against Grants Received	100.00%	100.00%
Property Lease Guarantee [Member]
Commitments And Contingencies [Line Items]
Property Lease Guarantee Provided	$ 1,162
Deposits	$ 501
Lease Expiration Date	Feb. 29, 2016	Feb. 29, 2016
Performance Guarantee [Member]
Commitments And Contingencies [Line Items]
Amount Of Bank Guarantee Provided	$ 196